Hedging and Derivative Financial Instruments (Details Narrative) - Nickel Road Operating LLC [Member]	9 Months Ended
Sep. 30, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash proceeds from derivative transactions	$ 223,000
Derivative assets or liabilities	$ 0